Financial assets and liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Repayments of borrowings	$ 229,000,000	$ 83,000,000	$ 110,000,000
Increase (Decrease) in cash, cash equivalents and restricted cash	167,000,000	(112,000,000)
Foreign exchange gain (loss)	83,000,000	(37,000,000)
Decrease in lease obligations	34,000,000
Increase in lease obligations		81,000,000
Fair value gains on derivative financial instruments	8,000,000
Fair value losses on derivative financial instruments		21,000,000
Net increase (decrease) of deferred debt issue costs	3,000,000	(10,000,000)
Acquisition of borrowings	0	3,000,000
Proceeds from borrowings	517,000,000	79,000,000	709,000,000
Proceeds from borrowings net of non-cash transactions		94,000,000
Non Cash Transaction Related To Supplier		15,000,000
Deferred debt issuance costs net of amortization	31,000,000	28,000,000
Lease obligations	374,000,000	408,000,000	327,000,000
New or renewed leases	73,000,000	163,000,000
Principal repayments of leases.	97,000,000	78,000,000	$ 59,000,000
Net borrowings	$ 3,902,000,000	$ 3,734,000,000